SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of equipment
Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Schedule of estimated useful lives of definite-lived intangible assets

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcasters	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and web game cooperation agreement	2 years